Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants
9. WARRANTS
As a result of the Business Combination (see Note 3), the Company has retroactively adjusted the Rigetti warrants outstanding and corresponding strike price prior to March 2, 2022 to give effect to the Exchange Ratio used to determine the number of shares of common stock into which they were converted.
Liability Classified Warrants
Public Warrants
Each Public Warrant entitles the holder to the right to purchase one share of common stock at an exercise price of $11.50 per share. No fractional shares will be issued upon exercise of the Public Warrants. The Company may elect to redeem the Public Warrants subject to certain conditions, in whole and not in part, at a price of $0.01 per Public Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a
30-trading
day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders have a period of 30 days to exercise for cash, or on a cashless basis. As of June 30, 2022, there were 8,625,000 Public Warrants issued and outstanding (Refer to Note 11 for fair value measurement).

Private Warrants
The Private Warrants may not be redeemed by the Company so long as the Private Warrants are held by the initial purchasers, or such purchasers’ permitted transferees. The Private Warrants have terms and provisions identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period, except if the Private Warrants are held by someone other than the initial purchasers’ permitted transferees, then the Private Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. As of June 30, 2022, there were 4,450,000 Private Warrants issued and outstanding.
The fair value of the Private Warrant was measured using the Black Scholes model approach. Significant inputs into the respective models at March 2, 2022 (the initial recognition) and June 30, 2022 are as follows:

Valuation Assumptions	Initial Recognition on March 2, 2022	June 30, 2022
Stock Price	$9.43	$3.67
Strike Price	$11.50	$11.50
Volatility (annual)	29.50%	56.00%
Risk-free rate	1.74%	3.01%
Estimated time to expiration (years)	5	4.672
Dividend yield	—%	—%
Trinity Warrants
The Trinity Warrants were issued in March of 2021, for warrants to purchase
 313,252
shares of common stock, and additional warrants to purchase
469,877
shares of common stock were issued in connection with the Tranche B Amendment, see Note 6. Therefore, there were total of
 783,129
common stock warrants issued in conjunction with the Loan and Security Agreement in 2021. The Company utilized Black-Scholes model to determine grant fair value of the warrants which was approximately
$2.7
million which was recorded as part of the Debt Issuance Cost. The outstanding common stock warrants were recognized as liabilities on the consolidated balance sheet and were measured at their inception date fair value using the Black-Scholes model and were subsequently remeasured at each reporting period with change recorded as a component of other income in the Company’s consolidated statement of operations.
During the
second
quarter of 2022, the Company identified and corrected an immaterial error related to the valuation of the warrant liability that affected the previously issued consolidated financial statements as of and for the period ended March 31, 2022. The error resulted in an overstatement to Derivative Warrant Liabilities of $1.3 million in the consolidated balance sheet as of March 31, 2022 and a corresponding understatement in the Change in Fair Value of Derivative Warrant Liabilities in the consolidated statement of operations for the three months ended March 31, 2022. The Company assessed the materiality of the error, both quantitatively and qualitatively, in accordance with the SEC’s Staff Accounting Bulletin No. 99, and concluded that the error was not material to any of its previously reported financial statements based upon both quantitative and qualitative aspects of the error. The Company recorded the following adjustments to correct the prior interim period error in the financial statements as of and for the period ended June 30, 2022 such that the consolidated balance sheet and the year-to-date consolidated statement of operations appropriately reflect the accounting impacts of the related transactions. The impact of correcting the error was not material to the June 30, 2022 financial statements.

•	Reduced Derivative Warrant Liabilities by $1.3 million and increased the Change in Fair Value of Derivative Warrant Liabilities by $1.3 million
The warrant liability balance taking into account the above adjustment was $6.4 million as of June 2, 2022, at which time all outstanding Trinity Warrants o
f 783,129
were exercised into shares of the Company’s Common Stock. The fair value of the warrant liability of
$6.4
million was reclassified to equity upon such exercise. The Company recorded a total loss of $167 thousand and $
2.0
million to Change in Fair Value of Warrant Liability as a component of other income in the condensed consolidated statement of operations for the three and six months ended June 30, 2022, respectively, after the correction of the error.

The warrant issued in conjunction with the Loan and Security Agreement is classified as liability under ASC 480, “Distinguishing Liabilities from Equity”. See Deferred Financing Cost disclosure at Note 2 Summary of Significant Accounting Policies.
The fair value of the Trinity Warrant liabilities presented above were measured using the Black Scholes model approach. Significant inputs into the respective models at June 2, 2022 ,the exercise date of the Trinity Warrants, are as follows:

Valuation Assumption— Common Stock Warrants	June 2, 2022
Stock price	$8.23
Strike price	$0.27
Volatility (annual)	105.10%
Risk-free rate	2.94%
Estimated time to expiration (years)	9
Dividend yield	—%
Equity Classified Warrants
Series C Preferred Stock Financing Warrants
In conjunction with the Series C Preferred Stock Financing (see Note 7), the Company issued a total of 5,248,183 Warrants to purchase Class A Common Stock to the Series C investors. The Warrants have a $0.01 exercise price per share and have a
10-year
term to expiration. The Warrants can be exercised for cash or on a cashless basis. The Company determined that the Warrants met the requirements for equity classification under ASC 480 and ASC 815. The Company estimated the fair value of the Warrants using the Black-Scholes model and allocated approximately $1.2 million in proceeds from the Series C Preferred Stock to the value of the Warrants on a relative fair value basis, which was recorded to additional paid in capital.
Customer Warrants
In February 2020, the Company issued a Warrant to purchase 2,680,607 shares of Class A Common Stock to a customer in conjunction with a revenue arrangement (the “Customer Warrant”). The Customer Warrants have a $1.152 exercise price per share and have a
10-year
term to expiration. The Warrants vest upon the achievement of certain performance conditions (i.e., sales milestones) defined in the agreement, and upon a change of control, either 50% or 100% of the then unvested Customer Warrants will become fully vested, dependent on the acquiring party in the change of control transaction. The Warrants can be exercised for cash or on a cashless basis.
The Company followed the guidance in ASC 718 and ASC 606 for the accounting of non-cash
consideration payable to a customer. The Company determined that the Customer Warrants met the requirements for equity classification under ASC 718 and measured the Customer Warrants based on their grant date fair value, estimated to be $0.2 million. The Company recorded this amount as a deferred asset and additional paid in capital as of the issuance date, as the Company believes it is probable that all performance conditions (i.e., sales milestones) in the Customer Warrants will be met. During the three and six months ended June 30, 2022, the Company recorded a reduction of revenue related to the arrangement with the customer totaling $2.4 thousand and $3.9 thousand, respectively, as of June 30, 2022, the deferred asset balance outstanding is $91.2 thousand, which will be recognized as a reduction in revenue in future periods.
The vesting status of the Customer Warrant is as follows at June 30, 2022 and December 31,
2021:

	June 30,	December 31,
	2022	2021
Vested Customer warrants	1,072,237	1,072,237
Unvested Customer warrants	1,608,370	1,608,359

	2,680,607	2,680,596

10.	Warrants
As a result of the Business Combination, the Company has retroactively adjusted the Rigetti warrants outstanding and corresponding strike price prior to March 2, 2022 to give effect to the Exchange Ratio used to determine the number of shares of common stock into which they were converted.
Derivative Warrant Liabilities
The Initial Warrants (See Note 7) of 313,252 common stock warrants were issued in March of 2021. An incremental 469,877 common stock warrants were issued as part of the Amendment in May of 2021, thus there were total of 783,129 common stock warrants issued in conjunction with Loan and Security Agreement in 2021. The Company utilized Black-Scholes model to determine grant fair value of the warrants which was approximately $2,690,574 which was recorded as part of the Debt Issuance Cost. The change in fair value of the warrants from issuance date through December 31, 2021 of $1,664,133 was driven primarily by an increase in the fair value of the Company’s stock that occurred as a result of the Merger Agreement discussed in Note 1. The outstanding common stock warrants were recognized as liabilities on the consolidated balance sheet and were measured at their inception date fair value using the Black-Scholes model and will be subsequently remeasured at each reporting period with changes recorded as a component of other income in the Company’s consolidated statement of operations. The Company did not have any Common stock warrants classified as liabilities as of January 31, 2021. See below for the December 31, 2021 balance summary:

Warrant Class	Shares	Issuance Date	Strike Price per Share	Expiration Date
Common Stock Warrants	783,129	May 18, 2021	$0.270	May 18, 2031
The warrant issued in conjunction with the Loan and Security Agreement is classified as liability under ASC 480, “Distinguishing Liabilities from Equity”. The fair value of the warrant which is an incremental cost incurred to obtain the loan is allocated between drawn and undrawn commitment. See Deferred Financing Cost disclosure at Note 2 Summary of Significant Accounting Policies.
The fair value of the common stock warrant liabilities presented above were measured using the Black Scholes model approach. Significant inputs into the respective models at the initial recognition of the liability and December 31, 2021, respectively are as follows:

Valuation Assumption - Common Stock Warrants	Initial Recognition	December 31, 2021

Stock price	$3.65	$5.64
Strike price	$0.27	$0.27
Volatility (annual)	51.90%	105.10%
Risk-free rate	1.65%	1.51%
Estimated time to expiration (years)	10	9
Dividend yield	0.00%	0.00%
The Company recorded a total loss of $1,664,133 to Change in Fair Value of Warrant Liability as a component of other income in the consolidated statement of operations for the 11 months ended December 31, 2021.
Series C Preferred Stock Financing Warrants
In conjunction with the Series C Preferred Stock Financing (see Note 8), the Company issued a total of 5,248,183 Warrants to purchase Class A Common Stock to the Series C investors. The Warrants have a $0.01 exercise price per share and have a
10-year
term to expiration. The Warrants can be exercised for cash or on a cashless basis. The Company determined that the Warrants met the requirements for equity classification under ASC 480 and ASC 815. The Company estimated the fair value of the Warrants using the Black-Scholes model (see below for key inputs) and allocated approximately $1,236,600 in proceeds from the Series C Preferred Stock to the value of the Warrants on a relative fair value basis, which was recorded to additional paid in capital.

Valuation Assumption -	Initial Recognition

Stock price	$0.27
Strike price	$0.01
Volatility (annual)	51.50%
Risk-free rate	1.55%
Estimated time to expiration (years)	10
Dividend yield	0.00%
Customer Warrants
In February 2020, the Company issued a Warrant to purchase 2,680,596 shares of Class A Common Stock to a customer in conjunction with a revenue arrangement (the “Customer Warrant”). The Customer Warrants have a $1.15 exercise price per share and have a 10 year term to expiration. The Warrants vest upon the achievement of certain performance conditions (i.e. sales milestones) defined in the agreement, and upon a change of control, either 50% or 100% of the then unvested Customer Warrants will become fully vested, dependent on the acquiring party in the change of control transaction. The Warrants can be exercised for cash or on a cashless basis.
The Company followed the guidance in ASC 718 and ASC 606 for the accounting of non-cash
consideration payable to a customer. The Company determined that the Customer Warrants met the requirements for equity classification under ASC 718, and measured the Customer Warrants based on their grant date fair value, estimated to be $154,330. The Company recorded this amount as a deferred asset and additional pai
d

in
capital as of the issuance date, as the Company believes it is probable that all performance conditions (i.e. sales milestones) in the Customer Warrants will be met. During the 11 months ended December 31, 2021, the Company recorded a reduction of revenue related to the arrangement with the customer totaling $5,774 As of December 31, 2021, the deferred asset balance outstanding is $95,120, which will be recognized as a reduction in revenue in future periods.

Valuation Assumption	Initial Recognition
Stock price	$0.27
Strike price	$1.15
Volatility (annual)	45.00%
Risk-free rate	1.29%
Estimated time to expiration (years)	10
Dividend yield	0.00%
The vesting status of the Customer Warrant is as follows at December 31, 2021 and January 31, 2021:

	December 31, 2021	January 31, 2021
Vested Customer warrants	1,072,237	804,176
Unvested Customer warrants	1,608,359	1,876,420

	2,680,596	2,680,596